Equity - Summary of Share Capital (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Equity [Line Items]
Number of shares authorized	200,000,000	200,000,000
Share capital authorized	$ 200,000	$ 200,000
Number of shares issued and fully paid	88,407,671	80,865,751
Share capital issued	$ 88,408	$ 80,866
Class A Common Shares
Equity [Line Items]
Number of shares issued and fully paid	37,899,671	12,000,455
Class B Common Shares
Equity [Line Items]
Number of shares issued and fully paid	50,508,000	68,865,296